Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventories [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	$ 50	$ 50	$ 72
Charged to costs and expenses	103	67	102
Additions/ (Deductions)	(93)	(67)	(124)
Balance at end of period	60	50	50
Accounts Receivable [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	17	19	25
Charged to costs and expenses	1	1	2
Additions/ (Deductions)	(3)	(3)	(8)
Balance at end of period	15	17	19
Deferred Tax Assets [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	1,396	1,337	1,283
Translation adjustment	(11)	(13)	6
Charged to costs and expenses	138	81	79
Additions/ (Deductions)	(9)	(9)	(31)
Balance at end of period	$ 1,514	$ 1,396	$ 1,337